Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000251574
Shareholder Report [Line Items]
Fund Name	Technology ETF
Trading Symbol	TTEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Technology ETF (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology ETF	$37	0.63%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.63%
AssetsNet	$ 367,639,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	15.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$367,639 Number of Portfolio Holdings74 Portfolio Turnover Rate15.7%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Processors	23.0%
Digital Systems	9.7
Semiconductor Capital Equipment	8.5
Memory	8.5
U.S. Internet Media/Advertising	7.8
Infrastructure And Developer Tool Software	6.5
Foundry	5.9
Microcontrollers	4.5
Payments	3.7
Other	21.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	9.7%
Advanced Micro Devices	7.7
Intel	5.9
Taiwan Semiconductor Manufacturing	5.3
Broadcom	5.1
SK Hynix	4.9
Alphabet	4.5
Micron Technology	3.7
ASML Holding	3.6
Amazon.com	2.6

Material Fund Change [Text Block]